Condensed Financial Information of The Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
18.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Planet Image, has been prepared using the same accounting policies as set out in Planet Image’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

Planet Image’s share of income and losses from its subsidiaries is reported as losses from subsidiaries in the accompanying condensed financial information of parent company.

Planet Image is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Planet Image is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Planet Image did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2024.

Condensed balance sheets

	As of December 31,
	2023	2024
Assets
Current assets
Cash	$124	$3,630
Amount due from subsidiaries	14,142	17,967
Total current assets	14,266	21,597

Non-current assets
Investments in subsidiaries	36,525	39,035
Total assets	$50,791	$60,632

Liabilities, mezzanine equity, and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	3,576	3,746
Total current liabilities	$3,576	$3,746

Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A ordinary shares issued and outstanding at approximately $1.34 per share as of December 31, 2023 and nil Class A ordinary shares issued and outstanding as of December 31, 2024, respectively)*	14,104	—

Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)	—	—
Class A ordinary shares (par value of HK$0.0001 per share; 2,000,000,000 Class A ordinary shares authorized, 15,789,500 and 27,565,800 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)*	—	1
Class B ordinary shares (par value of HK$0.0001 per share; 1,000,000,000 Class B ordinary shares authorized, 26,315,800 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)*	1	1
Additional paid-in capital	833	17,405
Statutory reserve	3,193	3,193
Retained earnings	26,024	33,138
Accumulated other comprehensive income	3,060	3,148
Total shareholders’ equity	33,111	56,886
Total liabilities, mezzanine equity, and shareholders’ equity	$50,791	$60,632

*	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.

Condensed statements of comprehensive income

	For the years ended December 31,
	2022	2023	2024
Operating income:
Share of income from subsidiaries	$8,852	$8,585	$7,909
Selling and marketing expenses	—	—	(62)
General and administrative expenses	(324)	(547)	(586)
Total operating income	8,528	8,038	7,261

Interest income, net	—	—	69
Foreign exchange loss	(1,287)	(264)	(216)

Income before income tax expense	7,241	7,774	7,114
Income tax expense	—	—	—
Net income	7,241	7,774	7,114

Other comprehensive income	—	—	—
Total comprehensive income	$7,241	$7,774	$7,114

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
Net cash provided by (used in) operating activities	$18	$91	$(382)
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	3,888
Net increase in cash	18	91	3,506
Cash at beginning of year	15	33	124
Cash at end of year	$33	$124	$3,630